Long-Term Debt - Summary of Debt Obligations (Parenthetical) (Details)			3 Months Ended	12 Months Ended
	Aug. 13, 2020	Feb. 27, 2018	Jan. 02, 2021	Oct. 03, 2020
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage			0.75%
Term Loan Due on August 16, 2023
Debt Instrument [Line Items]
Debt instrument, maturity date			Aug. 16, 2023	Aug. 16, 2023
Term Loan Due on August 16, 2023 | Minimum
Debt Instrument [Line Items]
Interest rate				1.00%
Senior Unsecured Notes Due on August 16, 2024
Debt Instrument [Line Items]
Debt instrument, maturity date			Aug. 16, 2024	Aug. 16, 2024
LIBOR | Term Loan Due on August 16, 2023
Debt Instrument [Line Items]
Interest rate				8.50%
LIBOR | Term Loan Due on August 16, 2023 | Maximum
Debt Instrument [Line Items]
Interest rate		3.75%	3.50%	3.50%
LIBOR | Term Loan Due on August 16, 2023 | Minimum
Debt Instrument [Line Items]
Interest rate		1.00%	0.00%	0.00%
ABL Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage			0.375%	0.375%
ABL Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Interest rate	0.75%		1.00%	1.00%
ABL Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Interest rate	0.25%		0.75%	0.75%
ABL Credit Facility | Eurodollar | Maximum
Debt Instrument [Line Items]
Interest rate	1.75%		2.00%	2.00%
ABL Credit Facility | Eurodollar | Minimum
Debt Instrument [Line Items]
Interest rate	1.25%		1.75%	1.75%